LONG-TERM PREPAYMENT (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
LONG-TERM PREPAYMENT
Cash deposit			¥ 74,317,541	$ 12,472,847
Long-term prepayment		$ 10,447,395
Appraised value of acquired patent | ¥			¥ 4,990,000
Long term, written off	$ 9,830,000